Background and Basis of Presentation	12 Months Ended
Sep. 27, 2013
Background and Basis of Presentation
1.	Background and Basis of Presentation

Background

Mallinckrodt plc, and its subsidiaries (collectively, “Mallinckrodt” or “the Company”), is a global company that develops, manufactures, markets and distributes both branded and generic specialty pharmaceuticals, active pharmaceutical ingredients (“API”) and diagnostic imaging agents. These products are found in almost every hospital, standalone diagnostic imaging center or pharmacy in the United States (“U.S.”) and the Company has a commercial presence in approximately 70 countries. The Company believes its extensive commercial reach and formulation expertise, coupled with its ability to navigate the highly regulated and technical nature of its business, have created compelling competitive advantages that it anticipates will sustain future revenue growth.

The Company conducts its business in the following two segments:

•	Specialty Pharmaceuticals produces and markets branded and generic pharmaceuticals and API, comprised of medicinal opioids, synthetic controlled substances, acetaminophen and other active ingredients; and

•	Global Medical Imaging develops, manufactures and markets contrast media and delivery systems (“CMDS”) and radiopharmaceuticals (nuclear medicine).

Mallinckrodt plc was incorporated in Ireland on January 9, 2013 for the purpose of holding the Pharmaceuticals business of Covidien plc (“Covidien”). On June 28, 2013, Covidien shareholders of record received one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien held as of the record date, June 19, 2013, and the Pharmaceuticals business of Covidien was transferred to Mallinckrodt plc, thereby completing its legal separation from Covidien (“the Separation”). On July 1, 2013, Mallinckrodt plc began regular way trading on the New York Stock Exchange under the ticker symbol “MNK.”

Basis of Presentation

The accompanying consolidated and combined financial statements reflect the consolidated financial position of the Company as an independent, publicly-traded company for periods subsequent to June 28, 2013, and as a combined reporting entity of Covidien, including operations relating to Covidien’s Pharmaceuticals business, for periods prior to June 28, 2013.

The consolidated and combined financial statements have been prepared in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses. Actual results may differ from those estimates. The consolidated and combined financial statements include the accounts of the Company, its wholly-owned subsidiaries and entities in which they own or control more than fifty percent of the voting shares, or have the ability to control through similar rights. The results of entities disposed of are included in the consolidated and combined financial statements up to the date of disposal and, where appropriate, these operations have been reflected as discontinued operations. Divestitures of product lines not representing businesses have been reflected in operating income. All intercompany balances and transactions have been eliminated in consolidation and, in the opinion of management, all normal recurring adjustments necessary for a fair presentation have been included in the results reported.

Certain amounts from prior years have been reclassified to conform to the current year presentation. The presentation of rebate obligations for Brands products has been reclassified from a reduction to accounts receivable to accrued and other current liabilities in the consolidated and combined balance sheets.

The Company’s combined financial statements for periods prior to June 28, 2013, including the nine months ended June 28, 2013 that is included within the Company’s fiscal 2013 results, may not be indicative of its future performance and do not necessarily reflect the results of operations, financial position and cash flows that would have been had it operated as an independent, publicly-traded company for the entirety of the periods presented, including as a result of changes in the Company’s capitalization in connection with the Separation. The combined financial statements for periods prior to June 28, 2013 include expense allocations for certain functions provided by Covidien, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, communications, employee benefits and incentives, insurance and share-based compensation. These expenses were allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on the basis of operating expenses, headcount or other measures. The amounts allocated were $39.6 million, $49.2 million and $56.3 million for fiscal 2013, 2012 and 2011, respectively, and were included within selling, general and administrative expenses. Management considers the bases on which the expenses have been allocated to reasonably reflect the utilization of services provided to, or the benefit received by, the Company during the periods presented; however, the allocations may not reflect the expense the Company would have incurred as an independent, publicly-traded company. Actual costs that may have been incurred if the Company had been a standalone company would depend on a number of factors, including organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in areas such as information technology and infrastructure. The Company is unable to determine what those costs would have been had the Company been independent during the applicable periods. Following the Separation, the Company has performed these functions using its own resources or purchased services, certain of which are being provided by Covidien during a transitional period pursuant to a transition services agreement dated June 28, 2013, between Mallinckrodt and Covidien, particularly in relation to areas outside the U.S. The terms and prices on which such services are rendered may not be as favorable as those that were allocated to the Company by Covidien. The Company also may incur additional costs associated with being an independent, publicly-traded company. These additional anticipated costs are not reflected in the historical combined financial statements for periods prior to June 28, 2013.

The combined balance sheets prior to June 28, 2013 include certain assets and liabilities that have historically been recorded at the Covidien corporate level but are specifically identifiable or otherwise allocable to the Company. The cash and cash equivalents held by Covidien at the corporate level were not specifically identifiable to the Company and, as such, were not allocated to the Company for periods prior to June 28, 2013. Covidien’s debt and related interest expense were not allocated to the Company since the Company was not the legal obligor of such debt and Covidien’s borrowings were not directly attributable to the Company’s business. Debt incurred by the Company directly has been included in the combined financial statements. Intercompany transactions between the Company and Covidien, prior to the Separation, have been included in the combined financial statements and were considered to be effectively settled for cash at the time the transaction was recorded. The total net effect of the settlement of these intercompany transactions was reflected in the combined statements of cash flows as a financing activity and in the combined balance sheet as parent company investment.

Prior to June 28, 2013, Covidien’s investment in the Pharmaceuticals business is shown as parent company investment in the combined financial statements. On June 28, 2013, Covidien completed a distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien. Upon completion of the Separation, the Company had 57,694,885 ordinary shares outstanding at a par value of $0.20 per share. After Separation adjustments were recorded, the remaining parent company investment balance, which included all earnings prior to the Separation, was transferred to contributed surplus.

Under Irish law, the Company can only pay dividends and repurchase shares out of distributable reserves, as discussed further in the Company’s information statement filed with the U.S. Securities and Exchange Commission (“SEC”) as Exhibit 99.2 to the Company’s Current Report on Form 8-K filed on July 1, 2013. Upon completion of the Separation, the Company did not have any distributable reserves. On July 22, 2013, the Company filed a petition with the High Court of Ireland seeking the court’s confirmation of a reduction of the Company’s share premium so that it can be treated as distributable for the purposes of Irish law. On September 9, 2013, the High Court of Ireland approved this petition and the High Court’s order and minutes were filed with the Registrar of Companies. Upon this filing, the Company’s share premium is treated as distributable reserves and the share premium balance was reclassified into additional paid-in capital within the consolidated balance sheet. Net income subsequent to the Separation has been included in retained earnings and is included in distributable reserves.

Preferred Shares

Mallinckrodt is authorized to issue 500,000,000 preferred shares, par value of $0.20 per share, none of which were issued and outstanding at September 27, 2013. Rights as to dividends, return of capital, redemption, conversion, voting and otherwise with respect to these shares may be determined by Mallinckrodt’s board of directors on or before the time of issuance. In the event of the liquidation of the Company, the holders of any preferred shares then outstanding would, if issued on such terms that they carry a preferential distribution entitlement on liquidation, be entitled to payment to them of the amount for which the preferred shares were subscribed and any unpaid dividends prior to any payment to the ordinary shareholders.

Preferred Share Purchase Rights

Pursuant to the rights agreement entered into on June 28, 2013 with Computershare Trust Company, N.A., as the Rights Agent (“the Rights Agreement”), the Company issued one preferred share purchase right (collectively, “the Rights”) for each outstanding ordinary share of the Company to shareholders of record on July 9, 2013. The Rights will not be exercisable until ten days after the public announcement that a person or group has become an “Acquiring Person” by obtaining beneficial ownership of 10% or more of the outstanding ordinary shares of Mallinckrodt plc. The Rights will expire on June 28, 2014. The Rights Agreement and the Rights are discussed further in the Company’s Form 8-A filed with the SEC on July 1, 2013.

Fiscal Year

The Company reports its results based on a “52-53 week” year ending on the last Friday of September. Fiscal 2013 and 2012 consisted of 52 weeks and ended on September 27, 2013 and September 28, 2012, respectively. Fiscal 2011 consisted of 53 weeks and ended on September 30, 2011. Unless otherwise indicated, fiscal 2013, 2012 and 2011 refer to the Company’s fiscal years ended September 27, 2013, September 28, 2012 and September 30, 2011, respectively.